Depreciation, Amortisation and Impairment Costs - Summary of Depreciation Amortisation and Impairment Costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Depreciation Amortisation And Impairment Costs [Line Items]
Depreciation, amortisation and impairment costs	£ 28,614	£ 1,305	£ 1,076
Impairment of goodwill	4,614	0	57
Property, plant and equipment
Depreciation Amortisation And Impairment Costs [Line Items]
Depreciation, amortisation and impairment costs	643	846	557
Brand names
Depreciation Amortisation And Impairment Costs [Line Items]
Depreciation, amortisation and impairment costs	23,232	317	333
Computer software
Depreciation Amortisation And Impairment Costs [Line Items]
Depreciation, amortisation and impairment costs	£ 125	£ 142	£ 129